Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Phone:  763-765-2913
Fax:      763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

VIA EDGAR

June 7, 2012

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:         Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Registration Statement Nos. 333-171428 and 811-05716

Enclosed for filing please find Post-Effective Amendment No. 10 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). We received oral comments from you on May 24, 2012 and on June 4, 2012 with respect to Registrant’s above-referenced Post-effective Amendment No. 9 to the Registration Statement filed on May 1, 2012. All page numbers in this letter refer to the prospectus that was sent to you with Post-Effective Amendment No. 9.

Within the attached Post-Effective Amendment are letters, submitted by Allianz Life of New York and the principal underwriter of the Separate Account pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to June 14, 2012 or as soon as practicable after the filing of such amendment.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management. Financial statements, exhibits, and other required or missing disclosures are also included in this filing. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

1.	Please verify that you will include an auditor’s consent in a subsequent Rule 485 filing.

Response:

Verified.

Cover page (page 1)

2.
Please revise the sentence regarding guarantees being subject to Allianz Life of New York’s claims paying ability to clarify that this applies to all guarantees and obligations. Please also move this sentence to another location to clarify that this applies to all the contract’s guarantees, and not just the guarantees associated with Income Protector.

AZL-VisNYPOS page 1

Response:

Revised as requested.

Glossary (page 8)

3.	Please revise the definition of Target Value so that it includes all versions of Investment Protector covered by this prospectus and not just the current version of this benefit.

Response:

Revised as requested.

Section 8, Access to Your Money – Systematic Withdrawal Program (page 39)

4.	Please clarify that there is neither a minimum nor a maximum on withdrawals under this program.

Response:

Revised as requested.

Section 11.c, Investment Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing (pages 66-72)

5.

a)	Please provide a general discussion of the market conditions or other factors that would result in a reduction to the maximum Contract Value allowed in the Equity group as indicated in Table 2.

b)	In the Notes box on pages 71-72, please expand and clarify the last bullet point.

Response:

a)         Revised as requested.

b)         Revised as requested.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg
            Stewart D. Gregg

AZL-VisNYPOS page 2